Securities Sold under Agreements to Repurchase - Additional Information (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Interbank market [member]
Disclosure of securities sold under agreements to repurchase [line items]
Bonds pledged as collateral	¥ 113,454	¥ 92,011
Stock exchange market [member]
Disclosure of securities sold under agreements to repurchase [line items]
Securities deposited in collateral pool	¥ 256,062	¥ 256,700